U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.

Post-Effective Amendment No.	22

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	25

(Check appropriate box or boxes)

TFS CAPITAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

10 N. High Street, Suite 500
West Chester, PA 19380
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (804) 484-1401

Wade R. Bridge
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 21 filed March 2, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester, and State of Pennsylvania, on the 17th day of March, 2015.

TFS CAPITAL INVESTMENT TRUST

By:	/s/ Eric S. Newman
Eric S. Newman
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Eric S. Newman	President (Principal	March 17, 2015
Eric S. Newman	Executive Officer)

/s/ Mark J. Seger	Treasurer (Principal	March 17, 2015
Mark J. Seger	Financial and
Accounting Officer)

/s/ Larry S. Eiben	Trustee
Larry S. Eiben

*	Trustee
Mark J. Malone

*	Trustee	/s/ Wade R. Bridge
Brian O’Connell		Attorney-in-Fact*
March 17, 2015

*	Trustee
Thomas Michael Frederick

*	Trustee
Gregory R. Owens

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase